Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2024
Long-Term Investments [Abstract]
Schedule of Long Term Investments

Long-term investments consist of the following:

	As of December 31,
	2023	2024
	US$	US$
Held-to-maturity debt securities	50,363,727	51,070,585
Investment in insurance contract	—	29,750,000
Debt securities measured at fair value under fair value option	—	8,948,600
Others	1,328,491	3,929,739
Long-term investments	51,692,218	93,698,924